FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Interest income	$ 2,874	$ 4,488	$ 2,869
Foreign currency translation income (loss), net	80	(549)	1,586
Interest expenses	(924)	(80)	0
Income (loss) from derivatives remeasurement	(9,143)	240	0
Other expenses	(699)	(171)	(84)
Financial income (expense), net	$ (7,812)	$ 3,928	$ 4,371